Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2015
Deferred Policy Acquisition and Sales Inducement Costs

10. Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Balance, beginning of year	$135,282	$129,836	$130,201
Acquisition costs deferred	15,611	17,240	19,553
Amortization charged to income	(16,603)	(13,213)	(29,783)
Effect of unrealized gains and losses	6,899	1,419	9,865

Balance, end of year	$141,189	$135,282	$129,836

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2015	2014	2013
Balance, beginning of year	$2,059	$1,737	$1,717
Sales inducements deferred	285	242	381
Amortization charged to income	(192)	112	(604)
Effect of unrealized gains and losses	197	(32)	243

Balance, end of year	$2,349	$2,059	$1,737